Net Financial Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2023
Net Financial Income Expense [Abstract]
Schedule of Net Financial Income (expense)	The amount of net financial income (expense) shown in the Consolidated Income Statement for the year corresponds to the following concepts:
	2023	2022	2021
	MCh$	MCh$	MCh$
Financial result from:
Financial assets held for trading at fair value through profit or loss:
Financial derivative contracts	4,861,710	5,182,978	2,831,771
Debt Financial Instruments	315,119	246,913	29,725
Other financial instruments	25,986	11,275	5,888
Financial liabilities held for trading at fair value through profit or loss
Financial derivative contracts	(4,850,496)	(5,177,460)	(2,688,128)
Other financial instruments	(688)	(782)	985
Subtotal	351,631	262,924	180,241

Derecognition of financial assets and liabilities at amortized cost and financial assets at fair value through other comprehensive income:
Financial assets at amortized cost	256	2,264	5,458
Financial assets at fair value through other comprehensive income	(4,522)	(63,401)	1,242
Financial liabilities at amortized cost	(1)	(1)	—
Financial instruments of regulatory capital issued	—	—	—
Subtotal	(4,267)	(61,138)	6,700

Exchange, indexation and accounting hedging of foreign currency
Gain (loss) from foreign currency exchange	38,374	145,917	(230,277)
Gain (loss) from indexation for exchange rate	4,148	491	15,107
Net gain (loss) from derivatives in accounting hedges of foreign currency risk	79,667	(41,370)	199,208
Subtotal	122,189	105,038	(15,962)

Ineffective accounting hedges:
Gain (loss) from ineffective cash flow accounting hedges	—	—	—
Gain (loss) from ineffective accounting hedges of net investment abroad	—	—	—

Total	469,553	306,824	170,979